Brandes Core Plus Fixed Income Fund
Brandes Core Plus Fixed Income Fund
BRANDES

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Brandes Core Plus Fixed Income Fund

Class A – BCPAX

Class E – BCPEX

Class I – BCPIX

Supplement dated February 25, 2014 to the

Prospectus dated January 31, 2014

Effective immediately, the following paragraph replaces the first paragraph on page 4 of the statutory prospectus under the heading, “Principal Investment Strategies”:

The Core Plus Fund invests at least 80% of its net assets measured at the time of purchase in fixed income securities.  These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.  The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities and may engage in currency hedging.  Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  As part of this process, the Advisor reviews such measures as the issuer’s free cash flow, debt-to-equity ratio, earnings before interest, taxes, depreciation and amortization (“EBITDA”)-to-interest ratio, debt-to-EBITDA ratio or other measures of credit worthiness in evaluating the securities of a particular issuer.

Please retain this Supplement with your Prospectus.